UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4552

Columbia Funds Trust VIII
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	3/31/06

Date of reporting period:	12/31/05

Item 1. Schedule of Investments.

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

December 31, 2005 (Unaudited)	Columbia Income Fund

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – 70.5%
BASIC MATERIALS – 3.7%
Chemicals – 1.9%
Dow Chemical Co.
	6.000% 10/01/12	1,950,000	2,043,970
Eastman Chemical Co.
	6.300% 11/15/18	1,254,000	1,276,785
EquiStar Chemicals LP
	10.625% 05/01/11	1,200,000	1,320,000
IMC Global, Inc.
	10.875% 08/01/13	1,200,000	1,380,000
Lyondell Chemical Co.
	9.625% 05/01/07	1,200,000	1,255,500
NOVA Chemicals Corp.
	6.500% 01/15/12	835,000	807,863
	7.561% 11/15/13(a)(b)	365,000	373,213
	Chemicals Total		8,457,331
Forest Products & Paper – 1.7%
Abitibi-Consolidated, Inc.
	8.375% 04/01/15	1,500,000	1,432,500
Cascades, Inc.
	7.250% 02/15/13	795,000	727,425
Georgia-Pacific Corp.
	8.000% 01/15/24	1,200,000	1,149,000
Norske Skog Canada Ltd.
	7.375% 03/01/14	1,200,000	1,056,000
Westvaco Corp.
	8.200% 01/15/30	2,820,000	3,280,844
	Forest Products & Paper Total		7,645,769
Metals & Mining – 0.1%
Alcan, Inc.
	4.875% 09/15/12	600,000	586,914
	Metals & Mining Total		586,914
	BASIC MATERIALS TOTAL		16,690,014
COMMUNICATIONS – 8.8%
Media – 4.8%
Charter Communications Holdings II LLC
	10.250% 09/15/10	600,000	597,000
Charter Communications Operating LLC
	8.375% 04/30/14(a)	600,000	598,500
Comcast Corp.
	5.500% 03/15/11	2,365,000	2,378,528

1

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes - (continued)
COMMUNICATIONS - (continued)
Media - (continued)
	6.500% 01/15/15	1,200,000	1,268,460
COX Communications, Inc.
	7.750% 11/01/10	1,800,000	1,951,074
CSC Holdings, Inc.
	7.625% 04/01/11	1,200,000	1,194,000
Dex Media West LLC
	9.875% 08/15/13	1,153,000	1,278,389
EchoStar DBS Corp.
	6.625% 10/01/14	1,460,000	1,405,250
Insight Midwest LP
	9.750% 10/01/09	1,800,000	1,854,000
News America Holdings, Inc.
	9.250% 02/01/13	1,200,000	1,461,192
News America, Inc.
	6.400% 12/15/35(a)	660,000	668,065
Sinclair Broadcast Group, Inc.
	8.750% 12/15/11	1,200,000	1,261,500
Time Warner Entertainment Co. LP
	8.375% 07/15/33	1,510,000	1,781,030
Time Warner, Inc.
	6.875% 05/01/12	2,700,000	2,877,471
Viacom, Inc.
	7.875% 07/30/30	1,200,000	1,359,408
	Media Total		21,933,867
Telecommunication Services – 4.0%
AT&T, Inc.
	4.542% 11/14/08(b)	2,400,000	2,399,376
Citizens Communications Co.
	9.000% 08/15/31	1,200,000	1,218,000
Deutsche Telekom International Finance BV
	8.750% 06/15/30	1,020,000	1,318,809
Nextel Communications, Inc.
	7.375% 08/01/15	1,795,000	1,893,330
Qwest Corp.
	8.875% 03/15/12	300,000	336,750
Rogers Cantel, Inc.
	9.750% 06/01/16	1,200,000	1,443,000

2

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes - (continued)
COMMUNICATIONS - (continued)
Telecommunication Services - (continued)
Sprint Capital Corp.
	6.875% 11/15/28	1,275,000	1,397,744
Telecom Italia Capital SA
	4.950% 09/30/14	4,500,000	4,313,970
Telefonos de Mexico SA de CV
	4.500% 11/19/08	3,150,000	3,094,875
	4.750% 01/27/10	575,000	564,938
Verizon Global Funding Corp.
	7.750% 12/01/30	255,000	303,376
	Telecommunication Services Total		18,284,168
	COMMUNICATIONS TOTAL		40,218,035
CONSUMER CYCLICAL – 8.6%
Airlines – 1.8%
American Airlines, Inc.
	9.710% 01/02/07	591,352	582,481
Continental Airlines, Inc.
	7.461% 04/01/15	3,963,104	3,695,594
Southwest Airlines Co.
	5.496% 11/01/06	1,800,000	1,807,290
United Airlines, Inc.
	7.186% 04/01/11(c)	2,215,443	2,209,905
	Airlines Total		8,295,270
Apparel – 0.3%
Phillips-Van Heusen Corp.
	7.250% 02/15/11	1,200,000	1,212,000
	Apparel Total		1,212,000
Auto Manufacturers – 1.1%
DaimlerChrysler NA Holding Corp.
	6.400% 05/15/06	2,400,000	2,411,016
	8.500% 01/18/31	1,200,000	1,453,920
Navistar International Corp.
	7.500% 06/15/11	1,200,000	1,140,000
	Auto Manufacturers Total		5,004,936
Auto Parts & Equipment – 0.1%
Goodyear Tire & Rubber Co.
	9.000% 07/01/15(a)	600,000	592,500
	Auto Parts & Equipment Total		592,500

3

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes - (continued)
CONSUMER CYCLICAL - (continued)
Entertainment - (continued)
Entertainment – 0.1%
Steinway Musical Instruments, Inc.
	8.750% 04/15/11	600,000	628,500
	Entertainment Total		628,500
Home Builders – 0.8%
D.R. Horton, Inc.
	9.750% 09/15/10	900,000	1,017,000
K. Hovnanian Enterprises, Inc.
	7.750% 05/15/13	1,200,000	1,191,000
Standard Pacific Corp.
	9.250% 04/15/12	1,500,000	1,535,625
	Home Builders Total		3,743,625
Leisure Time – 0.3%
K2, Inc.
	7.375% 07/01/14	1,350,000	1,346,625
	Leisure Time Total		1,346,625
Lodging – 3.2%
Caesars Entertainment, Inc.
	9.375% 02/15/07	1,500,000	1,561,875
Chukchansi Economic Development Authority
	8.000% 11/15/13(a)	395,000	403,887
Hard Rock Hotel, Inc.
	8.875% 06/01/13	700,000	756,000
Harrah’s Operating Co., Inc.
	5.625% 06/01/15	2,300,000	2,244,938
	7.125% 06/01/07	2,250,000	2,309,265
Hyatt Equities LLC
	6.875% 06/15/07(a)	1,525,000	1,557,208
Kerzner International Ltd.
	6.750% 10/01/15(a)	1,200,000	1,164,000
MGM Mirage
	6.750% 09/01/12	1,200,000	1,224,000
	8.500% 09/15/10	300,000	325,500
Mohegan Tribal Gaming Authority
	6.125% 02/15/13	1,350,000	1,333,125
Seneca Gaming Corp.
	7.250% 05/01/12	155,000	155,969
Station Casinos, Inc.
	6.875% 03/01/16	900,000	920,250

4

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes - (continued)
CONSUMER CYCLICAL - (continued)
Lodging - (continued)
Wynn Las Vegas LLC
	6.625% 12/01/14	600,000	585,000
	Lodging Total		14,541,017
Retail – 0.9%
CVS Corp.
	5.298% 01/11/27(a)	1,063,646	1,055,105
Ferrellgas Partners LP
	8.750% 06/15/12	660,000	653,400
Office Depot, Inc.
	6.250% 08/15/13	955,000	975,007
Suburban Propane Partners LP
	6.875% 12/15/13	600,000	558,000
Tempur-Pedic, Inc.
	10.250% 08/15/10	676,000	728,390
	Retail Total		3,969,902
	CONSUMER CYCLICAL TOTAL		39,334,375
CONSUMER NON-CYCLICAL – 9.2%
Beverages – 1.2%
Bottling Group LLC
	2.450% 10/16/06	4,200,000	4,124,568
Constellation Brands, Inc.
	8.125% 01/15/12	1,283,000	1,343,943
	Beverages Total		5,468,511
Biotechnology – 1.1%
Bio-Rad Laboratories, Inc.
	7.500% 08/15/13	1,200,000	1,266,000
Genentech, Inc.
	4.400% 07/15/10	3,900,000	3,832,413
	Biotechnology Total		5,098,413
Commercial Services – 2.0%
Corrections Corp. of America
	6.250% 03/15/13	1,200,000	1,188,000
Erac USA Finance Co.
	6.750% 05/15/07(a)	1,800,000	1,845,162
	8.000% 01/15/11(a)	1,800,000	1,998,594
FTI Consulting
	7.625% 06/15/13(a)	1,340,000	1,380,200
NationsRent, Inc.
	9.500% 10/15/10	1,200,000	1,311,000

5

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes - (continued)
CONSUMER NON-CYCLICAL - (continued)
Commercial Services - (continued)
Service Corp. International
	7.700% 04/15/09	1,205,000	1,265,250
	Commercial Services Total		8,988,206
Cosmetics/Personal Care – 0.1%
Procter & Gamble Co.
	5.500% 02/01/34	600,000	612,216
	Cosmetics/Personal Care Total		612,216
Food – 0.9%
Cadbury-Schweppes PLC
	5.125% 10/01/13(a)	1,050,000	1,038,828
Dole Food Co., Inc.
	8.625% 05/01/09	1,228,000	1,264,840
Kroger Co.
	7.500% 04/01/31	1,100,000	1,217,997
Stater Brothers Holdings, Inc.
	8.125% 06/15/12	550,000	547,250
	Food Total		4,068,915
Healthcare Services – 1.8%
Coventry Health Care, Inc.
	8.125% 02/15/12	500,000	530,625
HCA, Inc.
	6.950% 05/01/12	900,000	932,706
	7.875% 02/01/11	1,767,000	1,905,904
MedQuest, Inc.
	11.875% 08/15/12	390,000	383,175
Tenet Healthcare Corp.
	9.875% 07/01/14	1,850,000	1,877,750
UnitedHealth Group, Inc.
	3.300% 01/30/08	2,850,000	2,761,564
	Healthcare Services Total		8,391,724
Household Products/Wares – 1.1%
Clorox Co.
	4.614% 12/14/07(b)	5,000,000	5,006,450
	Household Products/Wares Total		5,006,450
Pharmaceuticals – 1.0%
AmerisourceBergen Corp.
	5.875% 09/15/15(a)	820,000	824,100

6

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes - (continued)
CONSUMER NON-CYCLICAL - (continued)
Pharmaceuticals - (continued)
Medco Health Solutions, Inc.
	7.250% 08/15/13	600,000	659,718
Mylan Laboratories, Inc.
	6.375% 08/15/15(a)	800,000	802,000
Omnicare, Inc.
	6.750% 12/15/13	250,000	254,063
	6.875% 12/15/15	250,000	255,312
Wyeth
	6.500% 02/01/34	1,500,000	1,644,885
	Pharmaceuticals Total		4,440,078
	CONSUMER NON-CYCLICAL TOTAL		42,074,513
ENERGY – 8.0%
Coal – 0.3%
Arch Western Finance LLC
	6.750% 07/01/13	600,000	607,500
Massey Energy Co.
	6.875% 12/15/13(a)	1,000,000	1,005,000
	Coal Total		1,612,500
Oil & Gas – 6.2%
Amerada Hess Corp.
	7.300% 08/15/31	2,550,000	2,951,574
Chesapeake Energy Corp.
	6.375% 06/15/15	300,000	300,000
	7.500% 06/15/14	710,000	752,600
ConocoPhillips
	9.375% 02/15/11	1,200,000	1,429,320
Devon Financing Corp.
	7.875% 09/30/31	1,500,000	1,911,150
Gazprom International SA
	7.201% 02/01/20(a)	2,800,000	2,989,000
Murphy Oil Corp.
	6.375% 05/01/12	1,350,000	1,441,678
Nexen, Inc.
	5.875% 03/10/35	300,000	298,161
	7.875% 03/15/32	2,100,000	2,620,191
Noble Drilling Corp.
	7.500% 03/15/19	2,100,000	2,496,039
Pemex Project Funding Master Trust
	7.875% 02/01/09	1,200,000	1,282,800
	9.125% 10/13/10	450,000	517,950

7

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes - (continued)
ENERGY - (continued)
Oil & Gas - (continued)
Petrobras International Finance Co.
	9.750% 07/06/11	900,000	1,060,875
Premcor Refining Group, Inc.
	7.500% 06/15/15	2,400,000	2,562,000
Pride International, Inc.
	7.375% 07/15/14	1,200,000	1,293,000
Ras Laffan Liquefied Natural Gas Co., Ltd.
	3.437% 09/15/09(a)	1,988,405	1,920,561
	5.838% 09/30/27(a)	1,200,000	1,199,652
XTO Energy, Inc.
	5.300% 06/30/15	1,200,000	1,195,296
	Oil & Gas Total		28,221,847
Pipelines – 1.5%
Coastal Corp.
	7.750% 06/15/10	1,200,000	1,224,000
Colorado Interstate Gas Co.
	6.800% 11/15/15(a)	1,000,000	1,003,750
Kinder Morgan Finance Co.
	5.700% 01/05/16(a)	3,305,000	3,323,872
Pacific Energy Partners LP/Pacific Energy Finance Corp.
	6.250% 09/15/15(a)	450,000	443,250
Williams Companies, Inc.
	8.125% 03/15/12	900,000	981,000
	Pipelines Total		6,975,872
	ENERGY TOTAL		36,810,219
FINANCIALS – 17.2%
Banks – 2.4%
Barclays Bank PLC
	7.375% 06/15/49(a)(b)	2,400,000	2,636,616
Chinatrust Commercial Bank
	5.625% 12/29/49(a)(b)	825,000	800,802
HSBC Capital Funding LP
	9.547% 12/31/49(a)(b)	2,700,000	3,159,189
North Fork Bancorporation, Inc.
	5.875% 08/15/12	2,400,000	2,505,432

8

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes - (continued)
FINANCIALS - (continued)
Banks - (continued)
Wells Fargo & Co.
	4.593% 09/15/09(b)	1,800,000	1,800,414
	Banks Total		10,902,453
Diversified Financial Services – 9.6%
Air 2 US
	8.027% 10/01/19(a)	785,072	699,695
American General Finance Corp.
	5.400% 12/01/15	925,000	921,226
Capital One Bank
	5.125% 02/15/14	2,225,000	2,186,107
	5.750% 09/15/10	345,000	353,501
Citigroup, Inc.
	5.300% 01/07/16	4,200,000	4,244,058
Credit Suisse First Boston USA, Inc.
	4.590% 12/09/08(b)	2,880,000	2,877,955
E*Trade Financial Corp.
	8.000% 06/15/11	1,225,000	1,270,937
Ford Motor Credit Co.
	7.375% 02/01/11	2,930,000	2,567,911
Fund American Companies, Inc.
	5.875% 05/15/13	1,557,000	1,572,788
General Electric Capital Corp.
	4.611% 12/15/09(b)	2,410,000	2,414,121
General Motors Acceptance Corp.
	8.000% 11/01/31	2,000,000	1,942,680
Goldman Sachs Group LP
	4.500% 06/15/10	3,700,000	3,619,747
International Lease Finance Corp.
	4.875% 09/01/10	1,440,000	1,422,490
	6.375% 03/15/09	1,550,000	1,608,342
Jefferies Group, Inc.
	7.750% 03/15/12	1,300,000	1,445,665
JPMorgan Chase & Co.
	4.500% 11/15/10	3,000,000	2,942,100
LaBranche & Co., Inc.
	11.000% 05/15/12	1,200,000	1,332,000
Lehman Brothers Holdings, Inc.
	4.284% 10/22/08(b)	600,000	599,886
Morgan Stanley
	4.250% 05/15/10	3,900,000	3,781,947

9

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes - (continued)
FINANCIALS - (continued)
Diversified Financial Services - (continued)
PF Export Receivables Master Trust
	3.748% 06/01/13(a)	892,369	834,722
Residential Capital Corp.
	6.375% 06/30/10	1,185,000	1,203,498
Textron Financial Corp.
	2.750% 06/01/06	3,000,000	2,974,290
	5.875% 06/01/07	1,190,000	1,204,482
	Diversified Financial Services Total		44,020,148
Insurance – 2.1%
Florida Windstorm Underwriting Association
	7.125% 02/25/19(a)	1,200,000	1,374,168
Hartford Financial Services Group, Inc.
	4.700% 09/01/07	2,300,000	2,291,927
ING Groep NV
	5.775% 12/29/49	1,600,000	1,617,008
Prudential Financial, Inc.
	4.750% 06/13/15	1,075,000	1,035,892
Prudential Insurance Co. of America
	7.650% 07/01/07(a)	2,400,000	2,496,528
St. Paul Travelers Companies, Inc.
	5.500% 12/01/15	830,000	838,889
	Insurance Total		9,654,412
Real Estate – 1.1%
Forest City Enterprises, Inc.
	7.625% 06/01/15	600,000	634,500
Prudential Property
	6.625% 04/01/09(a)	1,800,000	1,869,372
	7.125% 07/01/07(a)	2,400,000	2,468,208
	Real Estate Total		4,972,080
Real Estate Investment Trusts – 1.7%
Archstone-Smith Trust
	6.875% 02/15/08	444,750	453,240
iStar Financial, Inc.
	5.125% 04/01/11	850,000	829,914
	8.750% 08/15/08	1,209,000	1,308,513
Simon Property Group LP
	5.750% 12/01/15(a)	2,500,000	2,525,450
Thornburg Mortgage, Inc.
	8.000% 05/15/13	1,140,000	1,122,900

10

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes - (continued)
FINANCIALS - (continued)
Real Estate Investment Trusts - (continued)
Ventas Realty LP
	9.000% 05/01/12	1,200,000	1,368,000
	Real Estate Investment Trusts Total		7,608,017
Savings & Loans – 0.3%
Western Financial Bank
	9.625% 05/15/12	1,200,000	1,341,000
	Savings & Loans Total		1,341,000
	FINANCIALS TOTAL		78,498,110
INDUSTRIALS – 4.6%
Aerospace & Defense – 0.8%
L-3 Communications Corp.
	6.375% 10/15/15(a)	370,000	370,925
Raytheon Co.
	5.500% 11/15/12	1,800,000	1,840,806
Sequa Corp.
	8.875% 04/01/08	415,000	433,675
	9.000% 08/01/09	185,000	197,025
Systems 2001 Asset Trust
	6.664% 09/15/13(a)	644,594	692,417
	Aerospace & Defense Total		3,534,848
Electronics – 0.6%
Flextronics International Ltd.
	6.250% 11/15/14	875,000	861,875
Sanmina-SCI Corp.
	6.750% 03/01/13	900,000	857,250
Thomas & Betts Corp.
	7.250% 06/01/13	1,200,000	1,258,500
	Electronics Total		2,977,625
Environmental Control – 0.3%
Allied Waste North America, Inc.
	7.875% 04/15/13	950,000	978,500
	8.875% 04/01/08	300,000	315,750
	Environmental Control Total		1,294,250
Machinery-Diversified – 0.2%
Briggs & Stratton Corp.
	8.875% 03/15/11	800,000	894,000
	Machinery-Diversified Total		894,000

11

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes - (continued)
INDUSTRIALS - (continued)
Metal Fabricate/Hardware – 0.2%
FastenTech, Inc.
	11.500% 05/01/11	350,000	343,875
Valmont Industries, Inc.
	6.875% 05/01/14	600,000	606,000
	Metal Fabricate/Hardware Total		949,875
Miscellaneous Manufacturing – 0.5%
Bombardier, Inc.
	6.300% 05/01/14(a)	1,500,000	1,312,500
Trinity Industries, Inc.
	6.500% 03/15/14	950,000	940,500
	Miscellaneous Manufacturing Total		2,253,000
Packaging & Containers – 0.4%
Owens-Brockway Glass Container, Inc.
	8.875% 02/15/09	1,800,000	1,876,500
	Packaging & Containers Total		1,876,500
Transportation – 1.6%
Burlington Northern Railroad Co.
	9.250% 10/01/06	1,235,000	1,273,248
CHC Helicopter Corp.
	7.375% 05/01/14	600,000	607,500
FedEx Corp.
	2.650% 04/01/07	3,000,000	2,922,390
	9.650% 06/15/12	600,000	747,780
Ship Finance International Ltd.
	8.500% 12/15/13	1,000,000	940,000
Stena AB
	7.500% 11/01/13	700,000	673,750
	Transportation Total		7,164,668
	INDUSTRIALS TOTAL		20,944,766
TECHNOLOGY – 0.9%
Computers – 0.7%
Hewlett-Packard Co.
	6.500% 07/01/12	3,000,000	3,239,310
	Computers Total		3,239,310

12

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes - (continued)
TECHNOLOGY – (continued)
Office/Business Equipment – 0.2%
Xerox Corp.
	7.125% 06/15/10	855,000	889,200
	Office/Business Equipment Total		889,200
	TECHNOLOGY TOTAL		4,128,510
UTILITIES – 9.5%
Electric – 9.3%
AEP Texas Central Co.
	5.500% 02/15/13	1,200,000	1,225,164
AES Corp.
	8.750% 06/15/08	586,000	615,300
Alabama Power Co.
	4.580% 08/25/09(b)	2,540,000	2,545,359
American Electric Power Co., Inc.
	5.250% 06/01/15	1,810,000	1,797,583
CMS Energy Corp.
	6.875% 12/15/15	200,000	202,000
	8.500% 04/15/11	125,000	136,250
Consumers Energy Co.
	6.000% 02/15/14	1,200,000	1,227,480
Dominion Resources, Inc.
	4.819% 09/28/07(b)	1,350,000	1,351,066
Edison Mission Energy
	7.730% 06/15/09	1,500,000	1,552,500
FirstEnergy Corp.
	6.450% 11/15/11	2,850,000	3,021,427
FPL Energy American Wind LLC
	6.639% 06/20/23(a)	1,348,234	1,386,160
FPL Energy National Wind LLC
	5.608% 03/10/24(a)	228,719	225,748
Kiowa Power Partners LLC
	5.737% 03/30/21(a)	1,190,000	1,178,148
MidAmerican Energy Holdings Co.
	5.875% 10/01/12	4,700,000	4,839,261
Mirant North America LLC
	7.375% 12/31/13(a)	995,000	1,007,438
MSW Energy Holdings LLC
	8.500% 09/01/10	1,200,000	1,281,000
Nevada Power Co.
	9.000% 08/15/13	800,000	881,280

13

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes - (continued)
UTILITIES - (continued)
Electric - (continued)
Nisource Finance Corp.
	6.150% 03/01/13	2,700,000	2,827,926
Northern States Power Co.
	8.000% 08/28/12	1,050,000	1,224,626
Oncor Electric Delivery Co.
	7.250% 01/15/33	1,800,000	2,115,702
Orion Power Holdings, Inc.
	12.000% 05/01/10	600,000	678,000
Pacific Gas & Electric Co.
	6.050% 03/01/34	1,525,000	1,579,915
Progress Energy, Inc.
	7.750% 03/01/31	1,200,000	1,446,024
PSEG Power LLC
	5.500% 12/01/15	2,160,000	2,141,510
	7.750% 04/15/11	1,200,000	1,331,172
TECO Energy, Inc.
	7.000% 05/01/12	600,000	631,500
Tenaska Alabama II Partners LP
	6.125% 03/30/23(a)	1,115,657	1,140,068
Texas Genco LLC
	6.875% 12/15/14(a)	790,000	856,163
TXU Corp.
	5.550% 11/15/14	1,750,000	1,668,257
	6.550% 11/15/34	240,000	227,551
	Electric Total		42,341,578
Gas – 0.2%
Southern California Gas Co.
	4.580% 12/01/09(b)	1,055,000	1,054,768
	Gas Total		1,054,768
	UTILITIES TOTAL		43,396,346
	Total Corporate Fixed-Income Bonds & Notes (cost of $320,125,771)		322,094,888
Government Agencies & Obligations – 20.2%
FOREIGN GOVERNMENT OBLIGATIONS – 1.2%
Export-Import Bank of Korea
	4.625% 03/16/10	1,550,000	1,520,085

14

		Par ($)	Value ($)
Government Agencies & Obligations – (continued)
FOREIGN GOVERNMENT OBLIGATIONS – (continued)
State of Qatar
	9.750% 06/15/30(a)	1,650,000	2,519,929
United Mexican States
	6.750% 09/27/34	1,200,000	1,308,000
	FOREIGN GOVERNMENT OBLIGATIONS TOTAL		5,348,014
U.S. GOVERNMENT AGENCIES & OBLIGATIONS– 19.0%
Federal Home Loan Mortgage Corp.
	5.000% 10/18/10	15,920,000	15,857,816
U.S. Treasury Bonds
	4.500% 11/15/15	855,000	862,014
	5.250% 02/15/29	3,295,000	3,595,540
	5.375% 02/15/31	10,090,000	11,333,905
	7.250% 08/15/22	7,000,000	9,115,862
U.S. Treasury Notes
	2.875% 11/30/06	38,900,000	38,360,574
	3.000% 11/15/07	650,000	633,801
	3.625% 06/15/10	230,000	223,217
	4.250% 08/15/14	715,000	707,179
	4.250% 08/15/15	130,000	128,319
	4.375% 12/15/10	5,500,000	5,504,295
	4.500% 11/15/10	375,000	377,022
	5.000% 02/15/11	395,000	406,835
	U.S. GOVERNMENT AGENCIES & OBLIGATIONS TOTAL		87,106,379
	Total Government Agencies & Obligations (cost of $91,239,915)		92,454,393
Asset-Backed Securities – 3.7%
AmeriCredit Automobile Receivables Trust
	3.930% 10/06/11	2,700,000	2,628,396
Bay View Auto Trust
	4.550% 02/25/14	600,000	593,220
	5.310% 06/25/14	1,110,000	1,109,834
GE Equipment Small Ticket LLC
	4.620% 12/22/14(a)	700,000	687,792
	5.120% 06/22/15(a)	2,000,000	2,001,250
Green Tree Financial Corp.
	6.870% 01/15/29	835,335	865,173
JP Morgan Mortgage Acquisition Corp.
	5.627% 10/25/35	1,550,000	1,550,372

15

		Par ($)	Value ($)
Asset-Backed Securities - (continued)
Long Beach Auto Receivables Trust
	4.544% 06/15/12	3,200,000	3,166,912
Providian Gateway Master Trust
	3.350% 09/15/11(a)	600,000	584,556
Residential Asset Mortgage Products
	4.120% 06/25/33	900,000	860,418
Residential Funding Mortgage Securities II, Inc.
	5.110% 09/25/35	1,500,000	1,482,495
WFS Financial Owner Trust
	4.760% 05/17/13	1,200,000	1,183,104
	Total Asset-Backed Securities (cost of $16,940,900)		16,713,522
Collateralized Mortgage Obligations – 3.0%
AGENCY – 0.3%
Government National Mortgage Association
	4.954% 05/16/31	1,365,000	1,337,284
		AGENCY TOTAL	1,337,284
NON-AGENCY – 2.7%
Citigroup Mortgage Loan Trust, Inc.
	5.517% 08/25/35	1,200,000	1,188,156
	5.666% 08/25/35	1,000,000	988,110
Countrywide Alternative Loan Trust
	5.000% 03/25/20	5,235,429	5,168,730
	5.500% 09/25/35	2,159,994	2,122,670
Residential Accredit Loans, Inc.
	5.500% 02/25/35	2,770,559	2,751,165
	NON-AGENCY TOTAL	12,218,831
	Total Collateralized Mortgage Obligations (cost of $13,720,487)		13,556,115
Mortgage-Backed Securities – 0.7%
Federal National Mortgage Association
	6.000% 04/01/35	2,880,298	2,910,371
	9.000% 07/01/19	12,693	13,224
	9.000% 06/01/20	55,743	60,278
Government National Mortgage Association
	10.000% 10/15/17	4,219	4,694

16

		Par ($)	Value ($)
Mortgage-Backed Securities - (continued)
	10.000% 01/15/19	355	395
	10.500% 01/15/16	10,793	12,039
	10.500% 04/15/20	6,330	7,112
	10.500% 05/15/20	7,488	8,415
	11.500% 05/15/13	8,703	9,602
	12.500% 11/15/10	5,278	5,819
	12.500% 10/15/13	2,636	2,885
	12.500% 11/15/13	3,382	3,760
	12.500% 12/15/13	11,039	12,276
	13.000% 04/15/11	45	50
	14.000% 08/15/11	2,327	2,625
	Total Mortgage-Backed Securities (cost of $3,087,647)		3,053,545
Short-Term Obligation – 1.3%
	Repurchase agreement with State Street Bank & Trust Co., dated 12/30/05, due 01/03/06 at 3.380%, collateralized by a U.S. Treasury Note maturing 08/15/12, market value of $6,084,027 (repurchase proceeds $5,966,240)	5,964,000	5,964,000
	Total Short-Term Obligation (cost of $5,964,000)		5,964,000

17

Total Investments(f) – 99.4% (cost of $451,078,720)(d)(e)	453,836,463

Other Assets & Liabilities, Net — 0.6%	2,946,719

Net Assets – 100.0%	456,783,182

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 2:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, these securities, which are not illiquid, amounted to $59,014,291 which represents 12.9% of net assets.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2005.

(c)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is being accrued. At December 31, 2005, the value of this security represents 0.5% of net assets.

(d)	Cost for federal income tax purposes is $452,842,425.

(e)	Unrealized appreciation and depreciation at December 31, 2005 based on cost of investments for federal income tax purposes was:

18

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$8,130,632	$(7,136,594)	$994,038

19

INVESTMENT PORTFOLIO

December 31, 2005 (Unaudited)	Columbia Intermediate Bond Fund

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – 43.1%
BASIC MATERIALS – 1.2%
Chemicals – 0.4%
Eastman Chemical Co.
	6.300% 11/15/18	1,205,000	1,226,895
EquiStar Chemicals LP
	10.625% 05/01/11	1,000,000	1,100,000
Lyondell Chemical Co.
	9.625% 05/01/07	2,000,000	2,092,500
NOVA Chemicals Corp.
	6.500% 01/15/12	1,390,000	1,344,825
	7.561% 11/15/13(a)(b)	610,000	623,725
		Chemicals Total	6,387,945
Forest Products & Paper – 0.4%
Abitibi-Consolidated, Inc.
	8.375% 04/01/15	1,500,000	1,432,500
Cascades, Inc.
	7.250% 02/15/13	2,205,000	2,017,575
Georgia-Pacific Corp.
	8.000% 01/15/24	2,000,000	1,915,000
Norske Skog Canada Ltd.
	7.375% 03/01/14	1,000,000	880,000
	Forest Products & Paper Total		6,245,075
Metals & Mining – 0.4%
Alcan, Inc.
	4.875% 09/15/12	6,650,000	6,504,964
	Metals & Mining Total		6,504,964
	BASIC MATERIALS TOTAL		19,137,984
COMMUNICATIONS – 5.2%
Media – 2.0%
Comcast Cable Communications Holdings, Inc.
	8.375% 03/15/13	8,500,000	9,840,110
Comcast Corp.
	6.500% 11/15/35	500,000	510,700
COX Communications, Inc.
	7.750% 11/01/10	6,000,000	6,503,580
CSC Holdings, Inc.
	7.625% 04/01/11	1,995,000	1,985,025
EchoStar DBS Corp.
	6.625% 10/01/14	2,425,000	2,334,062

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS - (continued)
Media - (continued)
News America, Inc.
	6.400% 12/15/35(b)	1,375,000	1,391,803
Time Warner Entertainment Co. LP
	8.375% 07/15/33	2,715,000	3,202,315
Time Warner, Inc.
	6.875% 05/01/12	2,720,000	2,898,786
	7.625% 04/15/31	1,580,000	1,752,789
	Media Total		30,419,170
Telecommunication Services – 3.2%
AT&T, Inc.
	4.542% 11/14/08(a)	7,600,000	7,598,024
BellSouth Corp.
	4.465% 11/15/07(a)	6,360,000	6,361,208
Cingular Wireless Services, Inc.
	8.125% 05/01/12	5,440,000	6,273,789
Citizens Communications Co.
	9.000% 08/15/31	2,250,000	2,283,750
Nextel Communications, Inc.
	7.375% 08/01/15	1,545,000	1,629,635
Qwest Corp.
	8.875% 03/15/12	2,500,000	2,806,250
Rogers Cantel, Inc.
	9.750% 06/01/16	2,000,000	2,405,000
Sprint Capital Corp.
	8.750% 03/15/32	1,500,000	1,982,790
Telecom Italia Capital SA
	4.950% 09/30/14	8,600,000	8,244,476
Telefonos de Mexico SA de CV
	4.500% 11/19/08	6,000,000	5,895,000
	4.750% 01/27/10	1,800,000	1,768,500
Verizon Global Funding Corp.
	7.375% 09/01/12	2,175,000	2,427,322
	Telecommunication Services Total		49,675,744
	COMMUNICATIONS TOTAL		80,094,914

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – 6.2%
Airlines – 1.5%
Continental Airlines, Inc.
	6.940% 10/15/13	1,207,097	1,164,849
	7.461% 04/01/15	5,501,653	5,130,292
Southwest Airlines Co.
	5.496% 11/01/06	7,000,000	7,028,350
United Airlines, Inc.
	7.186% 04/01/11(c)	5,601,626	5,587,622
	7.783% 01/01/14(c)	2,843,628	2,836,519
	9.200% 03/22/08(d)	2,399,897	1,559,933
		Airlines Total	23,307,565
Apparel – 0.1%
Phillips-Van Heusen Corp.
	7.250% 02/15/11	1,000,000	1,010,000
		Apparel Total	1,010,000
Auto Manufacturers – 1.3%
DaimlerChrysler NA Holding Corp.
	4.960% 09/10/07(a)	6,000,000	6,009,000
	6.400% 05/15/06	8,000,000	8,036,720
	8.500% 01/18/31	3,500,000	4,240,600
Navistar International Corp.
	7.500% 06/15/11	2,000,000	1,900,000
		Auto Manufacturers Total	20,186,320
Entertainment – 0.1%
Steinway Musical Instruments, Inc.
	8.750% 04/15/11	1,000,000	1,047,500
		Entertainment Total	1,047,500
Home Builders – 0.3%
D.R. Horton, Inc.
	9.750% 09/15/10	1,000,000	1,130,000
K. Hovnanian Enterprises, Inc.
	7.750% 05/15/13	2,000,000	1,985,000
Standard Pacific Corp.
	9.250% 04/15/12	2,000,000	2,047,500
		Home Builders Total	5,162,500
Leisure Time – 0.1%
K2, Inc.
	7.375% 07/01/14	2,250,000	2,244,375
		Leisure Time Total	2,244,375

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
Lodging – 1.2%
Chukchansi Economic Development Authority
	8.000% 11/15/13(b)	395,000	403,888
Harrah’s Operating Co., Inc.
	5.625% 06/01/15	7,000,000	6,832,420
Hyatt Equities LLC
	6.875% 06/15/07(b)	5,000,000	5,105,600
MGM Mirage
	6.750% 09/01/12	2,500,000	2,550,000
Mohegan Tribal Gaming Authority
	6.125% 02/15/13	1,125,000	1,110,937
Seneca Gaming Corp.
	7.250% 05/01/12	240,000	241,500
Station Casinos, Inc.
	6.875% 03/01/16	2,000,000	2,045,000
	Lodging Total		18,289,345
Retail – 1.0%
CVS Corp.
	5.298% 01/11/27(b)	3,289,724	3,263,308
Ferrellgas Escrow LLC
	6.750% 05/01/14	1,500,000	1,421,250
Target Corp.
	6.350% 01/15/11	8,120,000	8,638,787
Tempur-Pedic, Inc.
	10.250% 08/15/10	317,000	341,567
Wal-Mart Stores, Inc.
	7.550% 02/15/30	2,040,000	2,601,571
	Retail Total		16,266,483
Textiles – 0.6%
Cintas Corp.
	5.125% 06/01/07	5,315,000	5,339,874
	6.000% 06/01/12	3,250,000	3,436,453
	Textiles Total		8,776,327
	CONSUMER CYCLICAL TOTAL		96,290,415
CONSUMER NON-CYCLICAL – 4.0%
Beverages – 0.6%
Constellation Brands, Inc.
	8.125% 01/15/12	1,545,000	1,618,388

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Beverages – (continued)
Diageo Capital PLC
	4.264% 04/20/07(a)	7,500,000	7,502,550
	Beverages Total		9,120,938
Biotechnology – 0.4%
Bio-Rad Laboratories, Inc.
	7.500% 08/15/13	2,000,000	2,110,000
Genentech, Inc.
	4.400% 07/15/10	4,200,000	4,127,214
	Biotechnology Total		6,237,214
Commercial Services – 0.5%
Corrections Corp. of America
	6.250% 03/15/13	2,000,000	1,980,000
FTI Consulting
	7.625% 06/15/13(b)	1,570,000	1,617,100
NationsRent, Inc.
	9.500% 10/15/10	2,000,000	2,185,000
Service Corp. International
	7.700% 04/15/09	2,000,000	2,100,000
	Commercial Services Total		7,882,100
Food – 0.7%
Cadbury-Schweppes PLC
	3.875% 10/01/08(b)	7,000,000	6,788,600
Dole Food Co., Inc.
	8.625% 05/01/09	500,000	515,000
Kroger Co.
	7.500% 04/01/31	2,500,000	2,768,175
Stater Brothers Holdings, Inc.
	8.125% 06/15/12	750,000	746,250
	Food Total		10,818,025
Healthcare Services – 0.9%
HCA, Inc.
	6.950% 05/01/12	1,000,000	1,036,340
	7.875% 02/01/11	2,515,000	2,712,704
Tenet Healthcare Corp.
	9.875% 07/01/14	2,250,000	2,283,750
UnitedHealth Group, Inc.
	3.300% 01/30/08	8,250,000	7,994,003
	Healthcare Services Total		14,026,797
Pharmaceuticals – 0.9%
AmerisourceBergen Corp.
	5.875% 09/15/15(b)	1,420,000	1,427,100

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Pharmaceuticals – (continued)
Mylan Laboratories, Inc.
	6.375% 08/15/15(b)	1,900,000	1,904,750
Omnicare, Inc.
	6.750% 12/15/13	250,000	254,063
	6.875% 12/15/15	250,000	255,312
Wyeth
	5.500% 02/01/14	5,720,000	5,800,423
	5.500% 02/15/16(b)	3,815,000	3,861,352
	Pharmaceuticals Total		13,503,000
	CONSUMER NON-CYCLICAL TOTAL		61,588,074
ENERGY – 4.2%
Coal – 0.1%
Arch Western Finance LLC
	6.750% 07/01/13	1,000,000	1,012,500
	Coal Total		1,012,500
Oil & Gas – 3.2%
Amerada Hess Corp.
	7.300% 08/15/31	4,000,000	4,629,920
Chesapeake Energy Corp.
	6.375% 06/15/15	1,500,000	1,500,000
	7.500% 06/15/14	1,160,000	1,229,600
Devon Financing Corp.
	7.875% 09/30/31	3,535,000	4,503,944
Gazprom International SA
	7.201% 02/01/20(b)	6,000,000	6,405,000
Nexen, Inc.
	5.875% 03/10/35	1,000,000	993,870
	7.875% 03/15/32	5,250,000	6,550,477
Noble Drilling Corp.
	7.500% 03/15/19	4,813,000	5,720,684
Pemex Project Funding Master Trust
	7.875% 02/01/09	6,000,000	6,414,000
Petrobras International Finance Co.
	9.750% 07/06/11	3,500,000	4,125,625
Pride International, Inc.
	7.375% 07/15/14	1,500,000	1,616,250

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
Ras Laffan Liquefied Natural Gas Co., Ltd.
	3.437% 09/15/09(b)	6,705,000	6,476,225
	Oil & Gas Total		50,165,595
Pipelines – 0.9%
Colorado Interstate Gas Co.
	6.800% 11/15/15(b)	1,000,000	1,003,750
Kinder Morgan Finance Co.
	5.700% 01/05/16(b)	7,495,000	7,537,796
Pacific Energy Partners LP/Pacific Energy Finance Corp.
	6.250% 09/15/15(b)	750,000	738,750
Southern Natural Gas Co.
	8.875% 03/15/10	2,000,000	2,142,500
Williams Companies, Inc.
	8.125% 03/15/12	1,500,000	1,635,000
	Pipelines Total		13,057,796
	ENERGY TOTAL		64,235,891
FINANCIALS – 13.4%
Banks – 1.9%
American Express Centurion Bank
	4.460% 07/19/07(a)	5,000,000	5,002,950
Barclays Bank PLC
	7.375% 06/15/49(b)	5,000,000	5,492,950
Chinatrust Commercial Bank
	5.625% 12/29/49(b)	2,350,000	2,281,072
HSBC Capital Funding LP
	9.547% 12/31/49(b)	10,500,000	12,285,735
Wachovia Corp.
	3.625% 02/17/09	5,100,000	4,923,897
	Banks Total		29,986,604
Diversified Financial Services – 8.0%
Air 2 US
	8.027% 10/01/19(b)	3,685,931	3,285,086
American General Finance Corp.
	5.400% 12/01/15	2,965,000	2,952,903
Capital One Bank
	5.125% 02/15/14	6,495,000	6,381,467
	5.750% 09/15/10	1,540,000	1,577,946
CIT Group, Inc.
	4.730% 09/20/07(a)	5,000,000	5,012,750
Citicorp
	8.040% 12/15/19(b)	12,075,000	14,554,843

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
Citigroup, Inc.
	5.300% 01/07/16	7,610,000	7,689,829
Countrywide Home Loan, Inc.
	4.590% 11/16/07(a)	5,000,000	4,998,700
Eli Lilly Services, Inc.
	4.530% 09/12/08(a)(b)	5,000,000	4,999,350
Ford Motor Credit Co.
	5.349% 09/28/07(a)	6,000,000	5,535,900
	5.700% 01/15/10	2,000,000	1,698,480
	5.800% 01/12/09	4,650,000	4,044,988
	7.375% 02/01/11	2,040,000	1,787,897
Fund American Companies, Inc.
	5.875% 05/15/13	4,535,000	4,580,985
General Electric Capital Corp.
	5.375% 03/15/07	10,000,000	10,061,100
International Lease Finance Corp.
	4.875% 09/01/10	4,390,000	4,336,617
	6.375% 03/15/09	4,600,000	4,773,144
Jefferies Group, Inc.
	7.750% 03/15/12	5,800,000	6,449,890
John Deere Capital Corp.
	7.000% 03/15/12	6,000,000	6,610,800
LaBranche & Co., Inc.
	11.000% 05/15/12	2,000,000	2,220,000
Merrill Lynch & Co.
	4.250% 02/08/10	8,100,000	7,877,250
Morgan Stanley
	4.250% 05/15/10	7,000,000	6,788,110
PF Export Receivables Master Trust
	3.748% 06/01/13(b)	2,794,025	2,613,531
Residential Capital Corp.
	6.375% 06/30/10	3,545,000	3,600,337
	Diversified Financial Services Total		124,431,903
Insurance – 2.5%
Berkshire Hathaway Finance Corp.
	4.850% 01/15/15	5,000,000	4,902,200
Florida Windstorm Underwriting Association
	7.125% 02/25/19(b)	4,425,000	5,067,245

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Insurance – (continued)
Hartford Financial Services Group, Inc.
	4.700% 09/01/07	4,000,000	3,985,960
Hartford Life Global Funding Trusts
	4.661% 09/15/09(a)	5,825,000	5,824,359
ING Groep NV
	5.775% 12/29/49	4,900,000	4,952,087
Prudential Financial, Inc.
	4.750% 06/13/15	3,210,000	3,093,220
Prudential Insurance Co. of America
	7.650% 07/01/07(b)	7,105,000	7,390,763
St. Paul Travelers Companies, Inc.
	5.500% 12/01/15	2,670,000	2,698,596
	Insurance Total		37,914,430
Real Estate – 0.4%
Forest City Enterprises, Inc.
	7.625% 06/01/15	1,000,000	1,057,500
Prudential Property
	7.125% 07/01/07(b)	5,300,000	5,450,626
	Real Estate Total		6,508,126
Real Estate Investment Trusts – 0.5%
iStar Financial, Inc.
	5.125% 04/01/11	2,400,000	2,343,288
	8.750% 08/15/08	3,000,000	3,246,930
Thornburg Mortgage, Inc.
	8.000% 05/15/13	1,425,000	1,403,625
	Real Estate Investment Trusts Total		6,993,843
Savings & Loans – 0.1%
Western Financial Bank
	9.625% 05/15/12	2,000,000	2,235,000
	Savings & Loans Total		2,235,000
	FINANCIALS TOTAL		208,069,906
INDUSTRIALS – 1.5%
Aerospace & Defense – 0.2%
L-3 Communications Corp.
	6.375% 10/15/15(b)	670,000	671,675
Systems 2001 Asset Trust
	6.664% 09/15/13(b)	2,018,239	2,167,972
	Aerospace & Defense Total		2,839,647

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Auto Manufacturers – 0.1%
General Motors Acceptance Corp.
	8.000% 11/01/31	2,000,000	1,942,680
	Auto Manufacturers Total		1,942,680
Electronics – 0.2%
Flextronics International Ltd.
	6.250% 11/15/14	1,000,000	985,000
Thomas & Betts Corp.
	7.250% 06/01/13	2,000,000	2,097,500
	Electronics Total		3,082,500
Environmental Control – 0.2%
Allied Waste North America, Inc.
	8.875% 04/01/08	2,500,000	2,631,250
	Environmental Control Total		2,631,250
Machinery-Diversified – 0.1%
Briggs & Stratton Corp.
	8.875% 03/15/11	1,375,000	1,536,563
	Machinery-Diversified Total		1,536,563
Metal Fabricate/Hardware – 0.0%
Valmont Industries, Inc.
	6.875% 05/01/14	500,000	505,000
	Metal Fabricate/Hardware Total		505,000
Miscellaneous Manufacturing – 0.2%
Bombardier, Inc.
	6.300% 05/01/14(b)	2,500,000	2,187,500
Trinity Industries, Inc.
	6.500% 03/15/14	1,550,000	1,534,500
	Miscellaneous Manufacturing Total		3,722,000
Packaging & Containers – 0.1%
Owens-Brockway Glass Container, Inc.
	8.875% 02/15/09	1,000,000	1,042,500
	Packaging & Containers Total		1,042,500
Transportation – 0.4%
FedEx Corp.
	7.530% 09/23/06	234,311	237,294
Norfolk Southern Corp.
	7.250% 02/15/31	3,400,000	4,151,910

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Transportation – (continued)
Stena AB
	7.500% 11/01/13	1,200,000	1,155,000
	Transportation Total		5,544,204
	INDUSTRIALS TOTAL		22,846,344
TECHNOLOGY – 0.3%
Computers – 0.2%
Hewlett-Packard Co.
	6.500% 07/01/12	4,000,000	4,319,080
	Computers Total		4,319,080
Office/Business Equipment – 0.1%
Xerox Corp.
	7.125% 06/15/10	855,000	889,200
	Office/Business Equipment Total		889,200
	TECHNOLOGY TOTAL		5,208,280
UTILITIES – 7.1%
Electric – 6.9%
AEP Texas Central Co.
	5.500% 02/15/13	5,500,000	5,615,335
American Electric Power Co., Inc.
	5.250% 06/01/15	5,500,000	5,462,270
Dominion Resources, Inc.
	4.819% 09/28/07(a)	4,225,000	4,228,338
Edison Mission Energy
	7.730% 06/15/09	1,100,000	1,138,500
FirstEnergy Corp.
	6.450% 11/15/11	9,500,000	10,071,425
FPL Energy American Wind LLC
	6.639% 06/20/23(b)	4,161,437	4,278,498
FPL Energy National Wind LLC
	5.608% 03/10/24(b)	781,944	771,787
Kansas City Power & Light Co.
	6.000% 03/15/07	10,000,000	10,083,000
Kiowa Power Partners LLC
	5.737% 03/30/21(b)	3,550,000	3,514,642
MidAmerican Energy Co.
	6.375% 06/15/06	409,000	412,014
MidAmerican Energy Holdings Co.
	3.500% 05/15/08	5,310,000	5,126,752
	5.875% 10/01/12	7,000,000	7,207,410

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Electric - (continued)
MSW Energy Holdings LLC
	8.500% 09/01/10	2,000,000	2,135,000
Nevada Power Co.
	9.000% 08/15/13	1,300,000	1,432,080
Niagara Mohawk Power Corp.
	8.875% 05/15/07	6,200,000	6,498,902
Nisource Finance Corp.
	6.150% 03/01/13	8,200,000	8,588,516
Northern States Power Co.
	8.000% 08/28/12	3,750,000	4,373,663
Oglethorpe Power Corp.
	6.974% 06/30/11	2,353,000	2,446,908
Pacific Gas & Electric Co.
	6.050% 03/01/34	6,250,000	6,475,062
Pepco Holdings, Inc.
	5.035% 06/01/10(a)	5,000,000	4,993,900
Southern California Edison Co.
	5.000% 01/15/16	4,500,000	4,439,565
TECO Energy, Inc.
	7.000% 05/01/12	1,000,000	1,052,500
Tenaska Alabama II Partners LP
	6.125% 03/30/23(b)	3,292,411	3,364,449
TXU Corp.
	5.550% 11/15/14	2,300,000	2,192,567
	6.550% 11/15/34	420,000	398,215
	Electric Total		106,301,298
Gas – 0.2%
Southern California Gas Co.
	4.580% 12/01/09(a)	3,390,000	3,389,254
		Gas Total	3,389,254
	UTILITIES TOTAL		109,690,552
	Total Corporate Fixed-Income Bonds & Notes (cost of $663,008,730)		667,162,360

		Par ($)	Value ($)
Government Agencies & Obligations – (continued)
Government Agencies & Obligations – 22.1%
FOREIGN GOVERNMENT OBLIGATIONS – 1.8%
Export-Import Bank of Korea
	4.625% 03/16/10	4,700,000	4,609,290
Province of Quebec
	5.000% 07/17/09	5,500,000	5,544,110
Republic of Finland
	4.750% 03/06/07	8,000,000	8,028,160
State of Qatar
	9.750% 06/15/30(b)	3,350,000	5,116,220
United Mexican States
	8.375% 01/14/11	3,700,000	4,218,000
	FOREIGN GOVERNMENT OBLIGATIONS TOTAL		27,515,780
U.S. GOVERNMENT AGENCIES & OBLIGATIONS– 20.3%
Federal Home Loan Bank
	5.000% 10/28/10	20,000,000	19,820,500
Federal Home Loan Mortgage Corp.
	5.000% 10/18/10	30,000,000	29,882,820
	5.000% 11/01/10	20,000,000	19,845,160
	5.000% 11/13/14	3,000,000	2,978,241
Federal National Mortgage Association
	4.625% 10/15/14	5,391,000	5,327,467
	5.000% 04/06/10	2,000,000	1,993,280
U.S. Treasury Bonds
	4.000% 02/15/15	1,455,000	1,410,668
	5.250% 02/15/29	10,580,000	11,545,012
	5.375% 02/15/31	64,880,000	72,878,471
	7.250% 08/15/22	15,000,000	19,533,990
U.S. Treasury Notes
	2.875% 11/30/06	5,180,000	5,108,169
	3.625% 06/15/10	810,000	786,112
	4.250% 08/15/15	2,030,000	2,003,752
	4.375% 11/15/08	30,000,000	30,004,680
	4.375% 12/15/10	67,980,000	68,033,092
	4.500% 11/15/10	11,365,000	11,426,269
	4.500% 11/15/15	12,560,000	12,663,030
	U.S. GOVERNMENT AGENCIES & OBLIGATIONS TOTAL		315,240,713
	Total Government Agencies & Obligations (cost of $337,471,856)		342,756,493
Mortgage-Backed Securities – 14.8%
Federal Home Loan Mortgage Corp.
	4.500% 09/01/18	7,442,256	7,258,573

			Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
		4.500% 04/01/19	15,935,703	15,530,656
		4.500% 04/01/34	4,458,353	4,203,746
		4.500% 05/01/34	6,723,787	6,339,805
		12.000% 07/01/20	212,994	232,640
Federal National Mortgage Association
		5.000% 05/01/18	12,550,034	12,433,801
		5.000% 06/01/18	5,722,889	5,669,886
		5.000% 08/01/35	9,607,342	9,309,114
		5.500% 12/01/17	5,128,064	5,163,509
		6.000% 04/01/09	988,224	1,007,714
		6.000% 01/01/14	617,874	631,365
		6.000% 01/01/24	185,452	187,658
		6.000% 03/01/24	334,405	338,384
		6.000% 04/01/35	27,805,448	28,085,900
		6.500% 10/01/28	963,649	992,673
		6.500% 12/01/31	1,280,301	1,316,054
	TBA,
		5.000% 12/01/35(e)	9,300,000	9,009,375
		5.500% 12/01/20(e)	18,600,000	18,710,447
		5.500% 12/01/35(e)	103,300,000	102,267,000
Government National Mortgage Association
		4.750% 07/20/25(a)	128,213	128,926
		8.000% 01/15/08	19,393	20,097
		8.000% 02/15/08	17,674	18,316
		8.000% 04/15/08	7,478	7,750
		8.000% 05/15/08	14,166	14,681
		8.000% 06/15/08	77,089	79,889
		8.000% 07/15/08	14,757	15,293
		9.000% 06/15/16	4,453	4,820
		9.000% 08/15/16	3,953	4,279
		9.000% 10/15/16	8,440	9,136
		Total Mortgage-Backed Securities (cost of $229,851,942)		228,991,487
Collateralized Mortgage Obligations – 8.2%
AGENCY – 4.8%
Federal Home Loan Mortgage Corp.
		4.000% 03/15/19	7,075,000	6,464,024
		4.750% 07/15/24	15,000,000	14,883,446
		5.000% 03/15/28	15,000,000	14,854,319
Federal National Mortgage Association
		5.000% 07/25/15	13,500,000	13,459,931

		Par ($)	Value ($)
Collateralized Mortgage Obligations – (continued)
AGENCY – (continued)
	5.000% 12/25/15	15,000,000	14,954,724
	9.250% 03/25/18	184,505	196,899
Government National Mortgage Association
	4.954% 05/16/31	4,300,000	4,212,690
Small Business Administration Participation Certificates
	4.570% 06/01/25	4,421,416	4,285,631
	5.390% 12/01/25	1,100,000	1,118,113
	AGENCY TOTAL		74,429,777
NON - AGENCY – 3.4%
American Mortgage Trust
	8.445% 09/27/22	20,974	12,584
Citigroup Mortgage Loan Trust, Inc.
	5.517% 08/25/35	3,775,000	3,737,741
	5.666% 08/25/35	2,330,000	2,302,296
Countrywide Alternative Loan Trust
	5.000% 03/25/20	17,651,482	17,426,602
	5.000% 07/25/35	4,999,471	4,885,983
	5.250% 03/25/35	5,209,308	5,104,705
	5.500% 09/25/35	6,563,788	6,450,366
GSMPS Mortgage Loan Trust
	7.750% 09/19/27(b)	1,280,910	1,346,930
JP Morgan Mortgage Trust
	5.015% 10/25/35	5,423,000	5,355,429
Residential Accredit Loans, Inc.
	5.500% 02/25/35	6,022,835	5,980,675
	NON - AGENCY TOTAL		52,603,311
	Total Collateralized Mortgage Obligations (cost of $129,914,761)		127,033,088
Asset-Backed Securities – 7.0%
Bay View Auto Trust
	5.310% 06/25/14	3,500,000	3,499,475
Capital Auto Receivables Asset Trust
	2.000% 11/15/07	3,942,938	3,893,295
Capital One Master Trust
	4.554% 10/15/10(a)	8,000,000	8,025,040
Capital One Multi-Asset Execution Trust
	3.650% 07/15/11	3,500,000	3,401,230
Carmax Auto Owner Trust
	4.730% 09/17/12	2,900,000	2,857,225

		Par ($)	Value ($)
Asset-Backed Securities – (continued)
Cigna CBO Ltd.
	6.460% 11/15/08(b)	2,671,346	2,671,346
Credit-Based Asset Servicing and Securitization
	5.545% 11/25/35	2,950,000	2,953,481
Diversified REIT Trust
	6.780% 03/18/11(a)(b)	5,000,000	5,192,543
GE Capital Credit Card Master Note Trust
	4.409% 09/15/10(a)	10,000,000	10,006,400
GE Equipment Small Ticket LLC
	4.620% 12/22/14(b)	4,600,000	4,519,776
	5.120% 06/22/15(b)	8,000,000	8,005,000
Gracechurch Card Funding PLC
	4.479% 03/15/10(a)	16,500,000	16,536,300
Green Tree Financial Corp.
	6.870% 01/15/29	2,346,446	2,430,261
JP Morgan Mortgage Acquisition Corp.
	5.627% 10/25/35	5,000,000	5,001,200
Long Beach Auto Receivables Trust
	4.522% 06/15/12(a)	6,100,000	6,036,926
Origen Manufactured Housing
	3.790% 12/15/17	2,700,000	2,629,017
Providian Gateway Master Trust
	3.350% 09/15/11(b)	1,500,000	1,461,390
Renaissance Home Equity Loan Trust
	5.355% 11/25/35	4,750,000	4,651,153
	5.565% 02/25/36	6,000,000	6,000,000
Residential Funding Mortgage Securities II, Inc.
	5.110% 09/25/35	5,000,000	4,941,650
WFS Financial Owner Trust
	4.760% 05/17/13	4,000,000	3,943,680
	Total Asset-Backed Securities (cost of $109,074,005)		108,656,388
Commercial Mortgage-Backed Securities – 3.2%
CS First Boston Mortgage Securities Corp.
	5.100% 08/15/38	7,535,000	7,467,336
First Union National Bank Commercial Mortgage Trust
	5.585% 02/12/34	4,751,771	4,788,312
	6.141% 02/12/34	8,000,000	8,471,840

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities – (continued)
LB-UBS Commercial Mortgage Trust
	6.510% 12/15/26	5,000,000	5,303,100
Nomura Asset Securities Corp.
	7.120% 04/13/39	6,255,000	6,280,145
Structured Asset Securities Corp.
	2.047% 02/25/28(f) I.O.	5,902,049	500,553
Wachovia Bank Commercial Mortgage Trust
	3.989% 06/15/35	11,930,000	11,177,813
	5.190% 10/15/44	6,280,000	6,302,294
Short-Term Obligations – 11.1%	Total Commercial Mortgage-Backed Securities (cost of $50,420,948)		50,291,393
U.S. GOVERNMENT OBLIGATION – 6.3%
Federal National Mortgage Association
	4.150% 01/12/06(g)	78,100,000	78,000,965
	4.160% 01/18/06(g)	18,600,000	18,563,461
	U.S. GOVERNMENT OBLIGATION TOTAL		96,564,426

REPURCHASE AGREEMENTS – 4.8%
	Repurchase agreement with State Street Bank & Trust Co., dated 12/30/05, due 01/03/06 at 3.380%, collateralized by a U.S. Treasury Bond maturing 08/15/08, market value of $76,073,200 (repurchase proceeds $74,605,008)	74,577,000	74,577,000
	Total Short-Term Obligations (cost of $171,141,426)		171,141,426

Total Investments – 109.5% (cost of $1,690,883,668)(h)(i)	1,696,032,635

Other Assets & Liabilities, Net – (9.5)%	(147,295,536)

Net Assets – 100.0%	1,548,737,099

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2005.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, these securities, Which are not illiquid, amounted to $157,239,677, which represents 10.2% of net assets.

(c)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is being accrued. At (date), the value of these securities amounted to $8,424,141, which represents 0.5% of net assets.

(d)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At December 31, 2005, the value of this security represents 0.1% of net assets.

(e)	Security purchased on a delayed delivery basis.

(f)	Accrued interest accumulates in the value of this security and is payable at redemption.

(g)	The rate shown represents the annualized yield at the date of purchase.

(h)	Cost for federal income tax purposes is $1,693,932,181.

(i)	Unrealized appreciation and depreciation at December 31, 2005 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$23,221,468	$(21,121,014)	$2,100,454

Acronym	Name

I.O.	Interest Only Security
REIT	Real Estate Investment Trust
TBA	To Be Announced

Item 2. Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer, based on his evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, has concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)           There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Trust VIII

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	February 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	February 28, 2006

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	February 28, 2006